LOSS PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Loss for the year	$ (6,388)	$ (28,914)	$ (22,090)
Non-cash financial expense/(income) (Note 8)		(233)	(1,388)
Cash interest expense (Note 8)	3,996	3,996	4,352
Non-cash interest on exchangeable notes (Note 8)	643	639	689
Adjusted loss after tax	$ (533)	$ (24,512)	$ (18,437)